Income Taxes (Notes)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income before income taxes was derived from the following sources:

	2015	2014	2013
United States	$779,782	$1,115,010	$653,622
Foreign	652,458	441,710	657,379
	$1,432,240	$1,556,720	$1,311,001

Income taxes include the following:

	2015	2014	2013
Federal
Current	$185,761	$377,404	$167,350
Deferred	28,108	(45,643)	26,523
Foreign
Current	189,826	168,177	176,739
Deferred	(11,208)	(28,016)	(28,472)
State and local
Current	25,235	43,860	19,496
Deferred	1,965	(480)	581
	$419,687	$515,302	$362,217

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2015	2014	2013
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.1	1.8	1.0
Goodwill and intangible asset impairment	—	4.5	—
Tax related to international activities	(4.5)	(5.6)	(5.8)
Cash surrender value of life insurance	(0.1)	(0.9)	(0.7)
Federal manufacturing deduction	(1.6)	(1.0)	(1.0)
Research tax credit	(0.8)	(0.3)	(1.1)
Other	0.2	(0.4)	0.2
Effective income tax rate	29.3%	33.1%	27.6%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2015	2014
Retirement benefits	$614,127	$550,034
Other liabilities and reserves	127,838	128,848
Long-term contracts	49,929	46,006
Stock-based incentive compensation	66,015	64,267
Loss carryforwards	316,994	340,676
Unrealized currency exchange gains and losses	(17,218)	25,182
Inventory	16,659	18,668
Foreign tax credit carryforward	29,965	51,875
Depreciation and amortization	(531,258)	(571,107)
Valuation allowance	(330,006)	(348,837)
Net deferred tax asset	$343,045	$305,612

Change in net deferred tax asset:
Provision for deferred tax	$(18,865)	$74,139
Items of other comprehensive (loss)	57,523	(49,882)
Acquisitions and other	(1,225)	6,539
Total change in net deferred tax	$37,433	$30,796

As of June 30, 2015, the Company has recorded deferred tax assets of $316,994 resulting from $1,112,078 in loss carryforwards. A valuation allowance of $305,825 related to the loss carryforwards has been established due to the uncertainty of their realization. Of this valuation allowance, $279,850 relates to non-operating entities whose loss carryforward utilization is considered to be remote. Some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from three to 20 years. In addition, a valuation allowance of $24,181 related to future deductible items has been established due to the uncertainty of their realization. These future deductible items are recorded in the other liabilities and reserves line in the table above.
Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings. Accumulated undistributed earnings reinvested in international operations amounted to approximately $3,000,000 at June 30, 2015.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
Balance July 1	$164,813	$107,440	$109,735
Additions for tax positions related to current year	6,090	7,752	10,285
Additions for tax positions of prior years	14,989	55,136	10,719
Reductions for tax positions of prior years	(6,945)	(1,359)	(20,683)
Reductions for settlements	—	(1,856)	(4,266)
Reductions for expiration of statute of limitations	(6,251)	(5,005)	(437)
Effect of foreign currency translation	(27,008)	2,705	2,087
Balance June 30	$145,688	$164,813	$107,440

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $83,471, $71,898 and $60,876 as of June 30, 2015, 2014 and 2013, respectively. If recognized, a significant portion of the gross unrecognized tax benefits as of June 30, 2015 would be offset against an asset currently recorded in the Consolidated Balance Sheet. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was $9,514, $8,198 and $5,184 as of June 30, 2015, 2014 and 2013, respectively.

It is reasonably possible that within the next 12 months, the amount of gross unrecognized tax benefits could be reduced by up to approximately $100,000 as a result of the revaluation of existing uncertain tax positions arising from developments in the examination process or the closure of tax statutes. Any increase in the amount of unrecognized tax benefits within the next 12 months is expected to be insignificant.
The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world. The Company is open to assessment of its federal income tax returns by the U.S. Internal Revenue Service for fiscal years after 2011. The Company is also open to assessment for all significant state, local and foreign jurisdictions for fiscal years after 2006.